UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Anderson
Title:     Director of Compliance
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  Thomas J. Anderson     Houston, TX     November 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $100,195 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 NOTE  4.750% 2/0 023135af3       20    20000 PRN      SOLE                        0        0    20000
AMERICAN FINL RLTY TR          NOTE  4.375% 7/1 02607PAB3       21    22000 PRN      SOLE                        0        0    22000
AMERICAN FINL RLTY TR          COM              02607P305      990    88673 SHS      SOLE                        0        0    88673
APOLLO INVT CORP               COM              03761U106     2700   131656 SHS      SOLE                        0        0   131656
BANK OF AMERICA CORPORATION    COM              060505104     2769    51690 SHS      SOLE                        0        0    51690
CALAMOS ASSET MGMT INC         CL A             12811r104     1187    40500 SHS      SOLE                        0        0    40500
CAPITALSOURCE INC              DBCV  3.500% 7/1 14055XAD4       22    20000 PRN      SOLE                        0        0    20000
CHECK POINT SOFTWARE TECH LT   ORD              M22465104      588    30800 SHS      SOLE                        0        0    30800
D R HORTON INC                 COM              23331A109     2550   106466 SHS      SOLE                        0        0   106466
ELECTRONIC DATA SYS NEW        NOTE  3.875% 7/1 285661AF1       20    20000 PRN      SOLE                        0        0    20000
EVERCORE PARTNERS INC          CLASS A          29977a105      888    30820 SHS      SOLE                        0        0    30820
EXTRA SPACE STORAGE INC        COM              30225T102     1696    97966 SHS      SOLE                        0        0    97966
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108     1115   138820 SHS      SOLE                        0        0   138820
GENERAL ELECTRIC CO            COM              369604103      239     6780 SHS      SOLE                        0        0     6780
GLADSTONE COML CORP            COM              376536108     1961    97561 SHS      SOLE                        0        0    97561
GLADSTONE INVT CORP            COM              376546107      621    42554 SHS      SOLE                        0        0    42554
HEWLETT PACKARD CO             NOTE        10/1 428236ac7       38    55000 PRN      SOLE                        0        0    55000
HOME DEPOT INC                 COM              437076102     1378    38000 SHS      SOLE                        0        0    38000
LEGG MASON INC                 COM              524901105      353     3500 SHS      SOLE                        0        0     3500
MAGNA ENTMT CORP               NOTE  7.250%12/1 559211AC1    20249 21231000 PRN      SOLE                        0        0 21231000
MCG CAPITAL CORP               COM              58047P107     3007   184130 SHS      SOLE                        0        0   184130
MICROSOFT CORP                 COM              594918104      214     7820 SHS      SOLE                        0        0     7820
NEKTAR THERAPEUTICS            NOTE  3.250% 9/2 640268ah1      440   450000 PRN      SOLE                        0        0   450000
OVERSTOCK COM INC DEL          NOTE  3.750%12/0 690370ab7      176   250000 PRN      SOLE                        0        0   250000
PFIZER INC                     COM              717081103     2874   101325 SHS      SOLE                        0        0   101325
PMC COML TR                    SH BEN INT       693434102     1051    75086 SHS      SOLE                        0        0    75086
SAFEGUARD SCIENTIFICS INC      DBCV  2.625% 3/1 786449ag3    25622 33222000 PRN      SOLE                        0        0 33222000
SIRIUS SATELLITE RADIO INC     COM              82966U103      490   125000 SHS      SOLE                        0        0   125000
SPACEHAB INC                   NOTE  5.500%10/1 846243AD5    21598 26705000 PRN      SOLE                        0        0 26705000
SPACEHAB INC                   NOTE  8.000%10/1 846243AC7       26    29000 PRN      SOLE                        0        0    29000
TECHNOLOGY INVT CAP CORP       COM              878717305     4043   276317 SHS      SOLE                        0        0   276317
U STORE IT TR                  COM              91274F104      689    32128 SHS      SOLE                        0        0    32128
XTO ENERGY INC                 COM              98385X106      560    13300 SHS      SOLE                        0        0    13300